NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Schedule of Notes Payable
	2016	2015
Note payable and non-convertible debentures:
February 2016 Note Payable	$473,340	$-
May 2016 Debenture	24,000	-
July 2015 Debenture (Amended August 2014 Debenture)	73,200	73,200
Total note payable and non-convertible debentures	570,540	73,200
Less: Debt discount	(6,093)	-
Carrying value	564,447	73,200
Less: Current portion	(333,750)	(73,200)
Note payable and non-convertible debentures, net of current portion	$230,697	$-

	2015	2014
Current notes payable and convertible debentures:
February 2014 Convertible Debenture	$-	$330,000
July 2015 Debenture (Amended August 2014 Debenture)	73,200	40,000
Total current notes payable and convertible debentures	73,200	370,000
Less: Debt discount	-	(55,982)
	$73,200	$314,018

Long-term notes-payable and convertible debentures
September 2014 Convertible Debenture	$-	$92,000
Less: Debt discount	-	(67,726)
	$-	$24,274

Future minimum payments notes payable and non-convertible debentures
Remainder of 2016	$198,543
2017	317,013
2018	54,984
$570,540

Outstanding convertible debentures

The following table summarizes the outstanding Third Quarter 2015 Convertible Debentures at June 30, 2016 and December 31, 2015:

	June 30, 2016	December 31, 2015

Investor 1 - July 27, 2015	$-	$500,000
Investor 1 - September 30, 2015	-	100,000
Investor 2 - August 25, 2015	-	500,000
Investor 2 - September 21, 2015	-	100,000
Investor 3 – August 27, 2015	-	125,000
	-	1,325,000
Plus: Original issue discount (10%)	-	132,500
Face amount	-	1,457,500
Less: Debt discount	-	(1,050,041)
Carrying value	-	407,459
Less: Current portion	-	(407,459)
Convertible debentures – long-term	$-	$-

The following table summarizes the outstanding Second Quarter 2016 Convertible Debentures at June 30, 2016 and December 31, 2015:

	June 30, 2016	December 31, 2015

Investor 1 – June 30, 2016	$1,000,000	$-
Investor 2 – June 30, 2016	250,000	-
Investor 3 – June 30, 2016	250,000	-
Sub-total of gross proceeds received	1,500,000	-
Plus: Original issue discount (10%)	150,000	-
Face amount	1,650,000	-
Less: Debt discount	(1,650,000)	-
Carrying value	-	-
Less: Current portion	-	-
Convertible debentures – long-term	$-	$-

	2015	2014

Investor 1 - July 27, 2015	$500,000	$-
Investor 1 - September 30, 2015	100,000	-
Investor 2 - August 25, 2015	500,000	-
Investor 2 - September 21, 2015	100,000	-
Investor 3 – August 27, 2015	125,000	-
Sub-total of gross proceeds received	1,325,000	-
Plus: Original issue discount (10%)	132,500	-
Face amount	1,457,500	-
Less: Debt discount	(952,464)	-
Carrying value	505,036	-
Less: Current portion	(505,036)	-
Convertible debentures – long-term	$-	$-

Fair value of the warrants using the Black-Scholes Option Pricing Model
June 30, 2016
Expected terms (in years)	5.00
Expected volatility	229%
Risk-free interest rate	1.01%
Dividend yield	-

December 31, 2015
Expected terms (in years)	5.00
Expected volatility	101 - 119%
Risk-free interest rate	1.37 – 1.58%
Dividend yield	-